Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Apr. 12, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 12, 2022
Prospectus Date	rr_ProspectusDate	Aug. 01, 2021
Centerstone Investors Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Centerstone Investors Fund

Class A (Symbol: CETAX)

Class C (Symbol: CENNX)

Class I (Symbol: CENTX)

Series of Northern Lights Fund Trust III (the “Trust”)

Supplement dated April 12, 2022
to the Prospectus and Statement of Additional Information dated August 1, 2021

__________________________________________

Effective as of May 12, 2022, the Centerstone Investors Fund shall not charge a redemption fee on shares redeemed within 30 days of purchase. Any contrary references regarding a redemption fee in the Prospectus or Statement of Additional Information should be disregarded.

_________________________

This Supplement and the existing Prospectus and Statement of Additional Information dated August 1, 2021, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference. This document is available upon request and without charge by calling the Funds toll-free at 1-877-314-9006.

Centerstone International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Centerstone International Fund

Class A (Symbol: CSIAX)

Class C (Symbol: CSINX)

Class I (Symbol: CINTX)

Series of Northern Lights Fund Trust III (the “Trust”)

Supplement dated April 12, 2022
to the Prospectus and Statement of Additional Information dated August 1, 2021

__________________________________________

Effective as of May 12, 2022, the Centerstone International Fund shall not charge a redemption fee on shares redeemed within 30 days of purchase. Any contrary references regarding a redemption fee in the Prospectus or Statement of Additional Information should be disregarded.

_________________________

This Supplement and the existing Prospectus and Statement of Additional Information dated August 1, 2021, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference. This document is available upon request and without charge by calling the Funds toll-free at 1-877-314-9006.